Ghana Expected Credit Loss	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Ghana expected credit loss	Ghana expected credit loss

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Ghana expected credit loss – loan advanced to contractor[1]	(25.4)	(3.9)	(41.1)
Damang expected credit loss – receivable[2]	(7.8)	—	—
Tarkwa expected credit loss – receivable[3]	—	(13.6)	—
Total expected credit loss	(33.2)	(17.5)	(41.1)
[1]The expected credit loss provision of US$25.4 million (2022: US$3.9 million and 2021: US$41.1 million) was raised against a contractor loan at
31 December 2023. The total expected credit loss amounted to US$25.4 million of which the interest portion amounting to US$2.0 million was included in trade and other receivables and the loan portion amounting to US$23.4 million was included in loan advanced – contractor.The contractor loan (refer note 13.2) related to the financial assistance provided to a contractor at Ghana for the procurement of new fleet. Refer note 41 for further details.
[2]The expected credit loss provision of US$7.8 million (2022: US$nil and 2021: US$nil) was raised against a receivable at 31 December 2023. The receivable of US$7.8 million in 2023 related to a payment advanced to a contractor at Damang.
[3]The expected credit loss provision of US$nil (2022: US$13.6 million and 2021: US$nil ) was raised against a receivable at 31 December 2022. The receivable of US$13.6 million in 2022 related to a payment advanced to a contractor at Tarkwa.
Loan advanced – contractor

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Balance at beginning of the year	23.4	27.3
Expected credit loss[1]	(23.4)	(3.9)
Total loan advanced to contractor[2]	—	23.4
[1]The total expected credit loss recognised in the income statement for 2023 amounted to US$25.4 million of which the interest portion amounting to US$2.0 million was included in trade and other receivables and the loan portion amounting to US$23.4 million was included in loan advanced –
contractor. Refer note 13.1.
[2]Due to issues with fleet availability at both Tarkwa and Damang, an agreement was entered into between Gold Fields and Engineers and Planners
(“E&P”) to provide financial assistance to E&P in order to procure new fleet. The initial loan amounted to US$68.4 million, bears interest at a market related - rate and a portion is secured over the fleet purchased in 2020. At 31 December 2023, a cumulative expected credit loss provision of
US$68.4 million (2022:US$45.0 million) was raised against the loan, resulting in a net balance of US$nil (2022: US$23.4 million).